SHORT-TERM BORROWINGS DUE TO RELATED PARTIES - Additional Information (Details) - Short term borrowings	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Guaranteed or collateralized	¥ 0		¥ 0
Interest expense due to third party	¥ 731,042	$ 107,742	¥ 349,792	¥ 648,581